INCOME TAX EXPENSE - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets
Net operating loss carry forwards	¥ 1,591,988	¥ 1,449,953
Deductible advertising expense	582,306	551,431
Provision for credit losses	13,421	94,706
Less: valuation allowance	¥ (2,187,715)	¥ (2,096,090)	¥ (2,005,864)	¥ (1,974,108)